DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)		3 Months Ended	8 Months Ended
	Aug. 03, 2020 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) subsidiary $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Feb. 22, 2021 USD ($)
Number of subsidiaries		1	1
Proceeds from Issuance Initial Public Offering			$ 2,033,596,400
Class of warrant or right, exercise price of warrants or rights | $ / shares		$ 11.50	$ 11.50
Proceeds from Issuance of Warrants			$ 42,850,000
Deferred underwriting fee payable		$ 72,450,000	72,450,000
Working Capital Requirement Fund Annual Limit	$ 1,000,000
Temporary Equity, Redemption Price Per Share | $ / shares	$ 10.00
Maximum Percentage Of Shares Eligible From Redemption	15.00%
Dissolution Expenses Payable	$ 100,000
Cash		2,068,115	3,592,857
Cash and marketable securities held in Trust Account		2,070,267,288	2,070,086,006
Working capital			3,218,168
Amount deposited in trust account		$ 267,000	$ 86,000
Subsequent Event
Maximum borrowing capacity of related party promissory note				$ 1,500,000
IPO
Stock issued during period, shares, new issues | shares	207,000,000	207,000,000	207,000,000
Shares issued, price per share | $ / shares	$ 10.00
Proceeds from Issuance Initial Public Offering	$ 2,070,000,000
Class of warrant or right, exercise price of warrants or rights | $ / shares		$ 11.50	$ 11.50
Transaction Cost Related To Issuance Of Common Stock	109,714,885	$ 109,714,885
Underwriting Fees	36,403,600
Deferred underwriting fee payable	72,450,000
Other Costs Related To Issuance Of Common Stock	$ 861,285
Over-Allotment Option
Stock issued during period, shares, new issues | shares	27,000,000	27,000,000	27,000,000
Shares issued, price per share | $ / shares	$ 10.00
Private Placement
Number Of warrants issued | shares		42,850,000	42,850,000
Class of warrant or right, exercise price of warrants or rights | $ / shares		$ 1.00	$ 1.00
Proceeds from Issuance of Warrants		$ 42,850,000	$ 42,850,000
Churchill Sponsor LLC [Member]
Business Combination Aggregate Fair Market Value On Assets Held In Trust Percentage	80.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	$ 5,000,001